Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,305,684.96
Previously Paid Amount	0.00
Total Fee Amount	1,285.12
Total Offset Amount	0.00
Net Fee	$ 1,285.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A